COMMON SHARES ISSUED FOR SERVICES (Details) (USD $)	Mar. 31, 2013	Mar. 31, 2012	Jan. 26, 2012	Oct. 14, 2011
COMMON SHARES ISSUED FOR OBTAINING EMPLOYEE AND DIRECTOR SERVICES
Common shares issued to two new members of BOD				1,500,000
Common stock in aggregate as compensation for future services				3,000,000
Restricted stock shares				750,000
Stock price value				$ 0.25
Amortized value over the vesting period				$ 750,000
Amortized value over per quarter				93,750
Common shares value to issue and sell			20,000,000
Commons shares par value			$ 0.001
Restricted common stock issued	35,000		35,000
Share value	$ 1.50		$ 1.50
Financing costs	52,500		52,500
Restricted shares for non cancellable retainer fee	27,500	27,500
Share par value	$ 1.39	$ 1.39
Shares value	$ 38,225	$ 38,225